Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
Other Commitments [Table Text Block]
millions of Canadian dollars	2018	2019	2020	2021	2022	Thereafter	Total
Purchased power (1)	$234	$216	$212	$209	$206	$2,148	$3,225
Transportation (2)	451	298	264	184	172	1,339	2,708
Fuel and gas supply	527	176	50	41	-	-	794
Capital projects	413	88	-	-	-	-	501
Long-term service agreements (3)	75	65	34	44	35	180	433
Equity investment commitments (4)	15	5	190	-	-	-	210
DSM	63	28	18	18	18	-	145
Leases and other (5)	43	12	10	7	4	61	137
	$1,821	$888	$778	$503	$435	$3,728	$8,153
(1) Annual requirement to purchase electricity production from independent power producers or other utilities over varying contract lengths.
(2) Purchasing commitments for transportation of fuel and transportation capacity on various pipelines.
(3) Maintenance of certain generating equipment, services related to a generation facility and wind operating agreements, outsourced management of computer and communication infrastructure and vegetation management.
(4) Emera has a commitment in connection with the Federal Loan Guarantee to complete construction of the Maritime Link. Thirty per cent of the financing of this project will come from Emera as equity. Emera also has a commitment to make equity contributions to the Labrador Island Link Limited Partnership upon draw requests from the general partner. The amounts forecasted are a combination of equity investments for both projects and are subject to change in both timing and amounts as the projects advance through construction.
(5) Operating lease agreements for office space, land, plant fixtures and equipment, telecommunications services, rail cars and vehicles.